Operating Segments - Schedule of Operating Segments (Details) - Operating Segment [Member] - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segments [Line Items]
Revenue	RM 77,510,474	RM 51,999,379	RM 29,280,649
Cost of Revenue	(59,885,461)	(39,841,428)	(21,112,777)
Gross Profit/(Loss)	17,625,013	12,157,951	8,167,872
Selling & Administrative Expenses	(8,966,709)	(2,669,126)	(2,728,190)
Disposal Gain			662,701
Income/(Loss) from operations	8,658,304	9,488,825	6,102,383
Segment depreciation	3,575,849	1,687,992	1,639,079
Segment amortization	214,646	55,256	102,379
Segment Assets	116,663,262	27,354,501	21,298,628
Segment Liabilities	14,651,264	9,970,300	11,079,937
SAAS Business [Member]
Schedule of Operating Segments [Line Items]
Revenue	23,393,531	12,030,103	3,605,525
Cost of Revenue	(20,139,923)	(9,268,483)	(992,815)
Gross Profit/(Loss)	3,253,608	2,761,620	2,612,710
Selling & Administrative Expenses	(1,793,342)	(667,282)	(545,638)
Disposal Gain
Income/(Loss) from operations	1,460,266	2,094,338	2,067,072
Segment depreciation	2,145,509	1,012,795	983,447
Segment amortization	128,788	33,154	61,427
Segment Assets	69,997,957	16,412,701	12,779,177
Segment Liabilities	8,790,758	5,982,180	6,647,962
Software Customization [Member]
Schedule of Operating Segments [Line Items]
Revenue	8,593,264	5,678,947	2,865,215
Cost of Revenue	(7,938,897)	(5,589,343)	(2,189,450)
Gross Profit/(Loss)	654,367	89,604	675,765
Selling & Administrative Expenses	(1,793,342)	(667,282)	(545,638)
Disposal Gain
Income/(Loss) from operations	(1,138,975)	(577,678)	130,127
Segment depreciation	357,585	168,799	163,908
Segment amortization	21,465	5,525	10,238
Segment Assets	11,666,326	2,735,450	2,129,863
Segment Liabilities	1,465,126	997,030	1,107,994
Data Analysis & Hosting Services [Member]
Schedule of Operating Segments [Line Items]
Revenue	17,581,904	12,947,339	7,357,444
Cost of Revenue	(13,036,003)	(11,710,862)	(7,892,692)
Gross Profit/(Loss)	4,545,901	1,236,477	(535,248)
Selling & Administrative Expenses	(1,793,342)	(667,281)	(545,638)
Disposal Gain
Income/(Loss) from operations	2,752,559	569,196	(1,080,886)
Segment depreciation	715,171	337,598	327,816
Segment amortization	42,929	11,051	20,476
Segment Assets	23,332,653	5,470,900	4,259,726
Segment Liabilities	2,930,254	1,994,060	2,215,987
Outright Purchase [Member]
Schedule of Operating Segments [Line Items]
Revenue	26,915,775	21,342,990	14,269,572
Cost of Revenue	(18,122,877)	(12,943,296)	(9,472,173)
Gross Profit/(Loss)	8,792,898	8,399,694	4,797,399
Selling & Administrative Expenses	(1,793,342)	(667,281)	(545,638)
Disposal Gain
Income/(Loss) from operations	6,999,556	7,732,413	4,251,761
Segment depreciation	178,792	84,400	81,954
Segment amortization	10,732	2,763	5,119
Segment Assets	5,833,163	1,367,725	1,064,931
Segment Liabilities	732,563	498,515	553,997
Others [Member]
Schedule of Operating Segments [Line Items]
Revenue	1,026,000		1,182,893
Cost of Revenue	(647,761)	(329,444)	(565,647)
Gross Profit/(Loss)	378,239	(329,444)	617,246
Selling & Administrative Expenses	(1,793,341)		(545,638)
Disposal Gain			662,701
Income/(Loss) from operations	(1,415,102)	(329,444)	734,309
Segment depreciation	178,792	84,400	81,954
Segment amortization	10,732	2,763	5,119
Segment Assets	5,833,163	1,367,725	1,064,931
Segment Liabilities	RM 732,563	RM 498,515	RM 553,997